Note 11 - Other Borrowed Money (Details Textual) - USD ($) $ in Thousands	May 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged		$ 111,600	$ 108,600
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds		321,400	252,100
Line of Credit Facility, Current Borrowing Capacity		55,000	43,500
Long-term Line of Credit, Total		0	$ 0
Revolving Credit Facility [Member]
Long-term Line of Credit, Total		$ 5,313
Line of Credit Facility, Maximum Borrowing Capacity	$ 10,000
Proceeds from Lines of Credit, Total	$ 5,300
Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	0.40%
Term Note [Member]
Debt Instrument, Face Amount	$ 10,000
Debt Instrument, Interest Rate, Stated Percentage	4.70%	4.70%
Notes Payable, Total		$ 9,250
Federal Reserve Bank Advances [Member]
Short-term Debt, Total		$ 0